Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share
32.
Earnings per share

	Year ended December 31, 2023
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	1,967,565	727,240	2.71
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		7,698
Profit attributable to equity holders of the Company	1,967,565	734,938	2.68

	Year ended December 31, 2024
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	1,439,536	727,240	1.98
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		6,772
Profit attributable to equity holders of the Company	1,439,536	734,012	1.96

	Year ended December 31, 2025
	Amount after income tax	Weighted average number of ordinary shares outstanding *	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	550,635	710,445	0.78
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		2,202
Profit attributable to equity holders of the Company	550,635	712,647	0.77

* When calculating earnings per share, the weighted average number of shares outstanding has excluded treasury shares.